ACCOUNTS RECEIVABLE, NET	12 Months Ended
Sep. 30, 2025
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 4 – ACCOUNTS RECEIVABLE, NET

	September 30, 2025	September 30, 2024
Accounts receivable	$156,614	$48,111
Less: allowance for credit loss	-	-
Account receivable, net	$156,614	$48,111

No expected credit losses were recognized for expected credit losses for accounts receivable for the years ended September 30, 2025, 2024 and 2023, respectively. No allowance for expected credit loss was written off for the years ended September 30, 2025, 2024 and 2023, respectively.

Up to December 31, 2025, substantially all of the Company’s accounts receivable have been collected.